Revenue - Schedule of Revenue (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of revenue [line items]
Copper	$ 787,810	$ 866,542
Gold	365,006	300,429
Silver	13,198	13,051
Revenue	1,166,014	1,180,022
Revenue from contracts with customers [member]
Disclosure of revenue [line items]
Copper	794,870	899,737
Gold	353,668	299,820
Silver	12,932	12,946
Revenue	1,161,470	1,212,503
Other revenue [member]
Disclosure of revenue [line items]
Copper	(7,060)	(33,195)
Gold	11,338	609
Silver	266	105
Revenue	$ 4,544	$ (32,481)